Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2012
The Arbitrage Event Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE EVENT-DRIVEN FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the Example, affect the Fund’s performance. During the period October 1, 2010 (inception) through May 31, 2011, the Fund’s portfolio turnover rate was 298% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	298.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R and Class I shares, dated October 1, 2011.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first three years and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity and debt securities of companies whose prices we believe are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as investing in securities of companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and non U.S. securities.

In order to achieve its investment objective, the Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Debt Risks: The Fund may invest in convertible and non convertible debt securities, including high yield fixed income securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Prospectus for Class R and Class I shares does not contain performance information for the Fund because, as of the date of such Prospectus, the Fund had not had annual returns for a full calendar year. Performance information for Class C shares of the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class C shares of the Fund will be provided once it has annual returns for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The Arbitrage Event Driven Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.49%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.34%
Other Expenses	rr_OtherExpensesOverAssets	2.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.93%
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	760
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	3,135

[1]	This contingent deferred sales charge applies to Class C shares sold within 12 months of purchase.
[2]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R and Class I shares, dated October 1, 2011.
[3]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 2.44% of the Fund's average daily net assets allocable to the Class C shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it in writing.